Cash Equivalents and Short-Term Investments - Summary of Cash Equivalents and Short-Term Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Line Items]
Cash equivalents Amortized Cost Basis		$ 21,680
Cash equivalents and short-term investments, Unrealized Gains	$ 57
Cash equivalents and short-term investments, Fair Value	105,234
Cash equivalents and short-term investments, Cost Basis	105,177		$ 28,186
Cash equivalents and short-term investments, Unrealized Losses			(1)
Cash equivalents and short-term investments, Cost Basis	114,100	39,600	28,185
Cash equivalents, Fair Value	30,588	21,680	26,379
Short-term investments	74,646		1,806
U.S. Treasury securities
Cash And Cash Equivalents [Line Items]
Short-term investments Amortized Cost Basis	57,959		1,807
Short-term investments Unrealized Losses			(1)
Short-term investments Unrealized Gains	47
Short-term investments, Fair Value	58,006		1,806
Reverse Repurchase Agreements
Cash And Cash Equivalents [Line Items]
Short-term investments Amortized Cost Basis	10,601
Short-term investments, Fair Value	10,601
Commercial paper
Cash And Cash Equivalents [Line Items]
Short-term investments Amortized Cost Basis	8,562
Short-term investments, Fair Value	8,562
Corporate bonds
Cash And Cash Equivalents [Line Items]
Short-term investments Amortized Cost Basis	8,068
Short-term investments Unrealized Gains	10
Short-term investments, Fair Value	8,078
Money Market Funds
Cash And Cash Equivalents [Line Items]
Cash equivalents Amortized Cost Basis	19,987	21,680	26,379
Cash equivalents, Fair Value	$ 19,987	$ 21,680	$ 26,379